UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2004

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		11/15/2004
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 28
Form 13F Information Table Value Total: 966,028,206

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
Amerada Hess Corp				COM			023551104	5,563 		62,500 		x				 				 62,500
Apache Corp					COM			037411105	3,132 		62,500 		x								 62,500
Arch Coal Inc					COM			039380100	88,079 		2,481,800 	x								 2,481,800
British Energy PLC ADR				COM			110793403	171 		8,800 		x								 8,800
Burlington Res Inc				COM			122014103	2,550 		62,500 		x								 62,500
Chesapeake Energy Corp				COM			165167107	8,418 		531,800 	x								 531,800
ChevronTexaco Corp				COM			166764100	3,353 		62,500 		x				 				 62,500
Cleveland Cliffs Inc				COM			185896107	18,851 		233,100 	x				 				 233,100
ConcoPhillips					COM			20825C104	5,178 		62,500 		x								 62,500
Consol Energy Inc				COM			20854P109	68,036 		1,950,000 	x								 1,950,000
Devon Energy Corp NEW				COM			25179M103	13,314 		187,500 	x								 187,500
International Steel Group Inc			COM			460377104	21,905 		650,000 	x								 650,000
Kerr McGee Corp					COM			492386107	9,303 		162,500 	x								 162,500
Kindred Hlthcare Wts. A $15.00 4/20/06 		*W EXP 04/20/200	494580111	2,531 		125,000 	x								 125,000
Kindred Hlthcare Wts. B $16.665 4/20/06		*W EXP 04/20/200	494580129	12,191 		675,000 	x								 675,000
Marathon Oil Corp				COM			565849106	7,740 		187,500 	x								 187,500
Massey Energy Corp				COM			576206106	147,543 	5,100,000 	x								 5,100,000
Maverick Tube Corp				COM			577914104	6,100 		198,000 	x								 198,000
NTL Inc.					COM			62940M104	21,841 		351,882 	x								 351,882
NTL Inc. A Wts $262.93 1.1785sh/wt 1/14/08	*W EXP 01/13/201	62940M138	1,240 		240,851 	x								 240,851
Newfield Expl Co				COM			651290108	1,917 		31,300 		x								 31,300
Oregon Stl Mls Inc				COM			686079104	2,112 		127,000 	x								 127,000
Posco						Sponsored ADR		693483109	11,355 		300,000 	x								 300,000
Peabody Energy Corporation			COM			704549104	131,679 	2,213,100 	x								 2,213,100
Pope & Talbot Inc				COM			732827100	19,209 		1,091,400 	x								 1,091,400
Sprint Corp					COM FON			852061100	40,260 		2,000,000 	x								 2,000,000
Telewest Global Inc				COM			87956T107	75,451 		6,493,242 	x								 6,493,242
United States Steel Corp			COM			912909108	237,006 	6,300,000 	x								 6,300,000





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